Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease commitments under non-cancelable operating leases	The Company’s non-cancelable minimum lease commitments were as follows (in thousands):

Year	Amount
2017	$6,594
2018	8,216
2019	7,647
2020	7,258
2021	5,353
Thereafter	1,703

$36,771

Schedule of purchase obligations	As of December 31, 2016, the Company’s purchase obligations were as follows (in thousands):

Year	Amount
2017	$2,920
2018	1,217
2019	358

$4,495